COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Operating Leases
Year	Amount
2015	$814
2016	814
2017	762
2018	700
2019	714
2020	729
Total	$4,533